Commitments and Contingency (Details) - Schedule of Cash Flows - VIE [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	$ 804,159	$ 4,431,188
Net cash used in investing activities	(610,768)	(7,636,014)
Net cash provided by financing activities		$ 3,088,422